Finance lease liabilities (Tables)	12 Months Ended
Oct. 31, 2018
Grown Rogue Unlimited LLC [Member]
Reserve Quantities [Line Items]
Schedule of related lease liabilities are payable

	Future minimum lease payments	Interest	Total
Less than one year	$99,134	$25,762	$124,896
Between one and five years	97,680	8,080	105,760
	$196,814	$33,842	$230,656